Jul. 01, 2016

John Hancock Funds II
Supplement dated July 1, 2016 to the current Prospectus
John Hancock Retirement Living through 2060 Portfolio (the "fund")

Effective July 1, 2016, the Annual fund operating expenses table and the Expense example table in the "Fund summary" section applicable to each fund is revised and restated as follows:

Retirement Living through 2060 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	I	R1	R2	R3	R4	R5	R6
Management fee	0.07	0.07	0.07	0.07	0.07	0.07	0.07	0.07
Distribution and service (Rule 12b-1) fees	0.30	0.00	0.50	0.25	0.50	0.25	0.00	0.00
Other expenses [1]
Service plan fee	0.00	0.00	0.25	0.25	0.15	0.10	0.05	0.00
Additional other expenses	2.07	2.06	1.96	1.96	1.96	1.96	1.96	1.96
Total other expenses	2.07	2.06	2.21	2.21	2.11	2.06	2.01	1.96
Acquired fund fees and expenses [2]	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75
Total annual fund operating expenses	3.19	2.88	3.53	3.28	3.43	3.13	2.83	2.78
Contractual expense reimbursement [3]	–2.18	–2.18	–2.20	–2.20	–2.20	–2.30[4]	–2.20	–2.20
Total annual fund operating expenses after expense reimbursements	1.01	0.70	1.33	1.08	1.23	0.83	0.63	0.58

1 "Other expenses" have been estimated for the fund's first year of operations.

2 "Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's anticipated investments in underlying investment companies.

3 The advisor contractually agrees to reduce its management or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to reduce its management fee or, if necessary, make payment to Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares, as applicable, in an amount equal to the amount by which expenses of the class exceed 0.75%, 0.50%, 0.65%, 0.25%, 0.05%, and 0.00%, respectively, of average annual net assets (on an annualized basis) attributable to the class. For purposes of this agreement, "expenses of the class" means all expenses attributable to the share class, excluding fund level expenses such as (a) advisory fees, (b) acquired fund fees, (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (g) short dividend expense. This agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

4 The distributor contractually agrees to waive 0.10% of Rule 12b-1 fees for Class Class R4 shares. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	I	R1	R2	R3	R4	R5	R6
1 year	598	72	135	110	125	85	64	59
3 years	1,240	685	878	804	848	749	668	653